Schedule of remuneration to key management personnel (Details) - Key management personnel of entity or parent [member] - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Consultancy fees	kr 2,532	kr 4,722
Board member compensation	776	394
Total	3,308	kr 5,116
Trade receivables			kr 23